Fair Value Measurements - Summary of Changes In Fair Value of Investments As Per Level 3 Input (Details) - Level 3	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	$ 51,618,323
Purchase of Investments	39,778,833
Proceeds from Sale of Investments	(13,310,000)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(28,483,048)
Balance as of December 31, 2022	49,604,108
Agreement for Future Delivery of Common Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	0
Purchase of Investments	4,589,153
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,321,836)
Balance as of December 31, 2022	2,267,317
Common Stocks
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	38,727,109
Purchase of Investments	25,208,683
Proceeds from Sale of Investments	(10,280,000)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(18,155,226)
Balance as of December 31, 2022	35,500,566
Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	3,000,000
Purchase of Investments	2,000,000
Net Change in Unrealized Appreciation (Depreciation) on Investments	634,867
Balance as of December 31, 2022	5,634,867
Preferred Stock
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	9,891,214
Purchase of Investments	7,980,997
Proceeds from Sale of Investments	(3,030,000)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,640,853)
Balance as of December 31, 2022	$ 6,201,358